Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 235,949	$ 252,602
Raw materials and semi-finished goods	205,061	240,858
Supplies	32,851	36,731
Total	$ 473,861	$ 530,191